ORGANIZATION AND PRINCIPAL ACTIVITIES - Assets, liabilities, results of operations and cash flows of the VIEs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Current assets	$ 6,327,946,487	$ 3,689,972,102
Total assets	6,391,312,469	3,746,047,103
Current liabilities	5,561,712,339	3,085,562,269
Total liabilities	5,729,188,720	3,250,624,925
Total revenues	391,541,429	272,507,595	$ 225,365,547
Net loss	61,353,928	33,007,427	(2,256,880)
Net cash used in operating activities	827,978,252	(6,566,354)	258,060,599
Net cash (used in) provided by investing activities	(8,656,745)	(7,750,560)	(3,612,001)
Net cash provided by financing activities	103,827,422	1,820,419	4,730,461
VIEs
Variable Interest Entity [Line Items]
Current assets	59,584,580	53,313,297
Non-current assets	8,219,993	11,399,140
Total assets	67,804,573	64,712,437
Current liabilities	28,658,433	26,976,594
Non-current liabilities	1,319,839	74,638
Total liabilities	29,978,272	27,051,232
Total revenues	28,432,186	24,775,979	44,382,701
Net loss	(1,185,593)	(4,204,124)	(8,220,848)
Net cash used in operating activities	(2,599,577)	(205,895)	(1,552,547)
Net cash (used in) provided by investing activities	1,626,555	(6,169,149)	(416,486)
Net cash provided by financing activities	$ 1,011,823	$ 402,292	$ 3,760,937